EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 25,237	$ 18,182
Profit (Loss) of associate or joint venture	189	5,192
Other Comprehensive Income of associate or joint venture	(2,313)	457
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	737	431
Profit (Loss) of associate or joint venture	219	88
Other Comprehensive Income of associate or joint venture	174	242
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	192	400
Profit (Loss) of associate or joint venture	56	104
Other Comprehensive Income of associate or joint venture	(2)	1
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,713	1,770
Profit (Loss) of associate or joint venture	132	122
Other Comprehensive Income of associate or joint venture	0	0
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,104	295
Profit (Loss) of associate or joint venture	158	12
Other Comprehensive Income of associate or joint venture	(2)	(6)
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,407	1,731
Profit (Loss) of associate or joint venture	386	(165)
Other Comprehensive Income of associate or joint venture	12	13
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	41	55
Profit (Loss) of associate or joint venture	(23)	(45)
Other Comprehensive Income of associate or joint venture	(245)	(210)
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	4,332	1,007
Profit (Loss) of associate or joint venture	(130)	247
Other Comprehensive Income of associate or joint venture	48	26
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	4,054	3,277
Profit (Loss) of associate or joint venture	169	3
Other Comprehensive Income of associate or joint venture	(1,451)	363
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,715	1,046
Profit (Loss) of associate or joint venture	364	354
Other Comprehensive Income of associate or joint venture	(205)	26
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	99	423
Profit (Loss) of associate or joint venture	(145)	127
Other Comprehensive Income of associate or joint venture	(941)	50
Data | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,245	1,447
Profit (Loss) of associate or joint venture	293	(38)
Other Comprehensive Income of associate or joint venture	374	57
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	107	74
Profit (Loss) of associate or joint venture	2	19
Other Comprehensive Income of associate or joint venture	33	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	945	714
Profit (Loss) of associate or joint venture	(376)	23
Other Comprehensive Income of associate or joint venture	5	0
Core retail | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,944	2,430
Profit (Loss) of associate or joint venture	(1,471)	2,114
Other Comprehensive Income of associate or joint venture	0	0
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,866	2,386
Profit (Loss) of associate or joint venture	311	1,869
Other Comprehensive Income of associate or joint venture	(113)	(105)
Midstream | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	736	696
Profit (Loss) of associate or joint venture	244	358
Other Comprehensive Income of associate or joint venture	$ 0	$ 0